Trademarks and Patents, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and Patents, Net

NOTE 7 – TRADEMARKS AND PATENTS, NET

The components of intangible assets, all of which are finite-lived, were as follows:

	December 31, 2020	March 31, 2020
Patents	$3,836,911	$3,822,542
Trademarks	26,142	25,023
Total, at cost	3,863,053	3,847,565
Accumulated Amortization	(3,837,284)	(3,788,954)
Total, net	$25,769	$58,611

During the three-month periods ended December 31, 2020 and 2019, amortization expense was $1,629 and $134,283, respectively. During the nine-month periods ended December 31, 2020 and 2019, amortization expense was $48,331 and $408,994, respectively.

During the three-month periods ended December 31, 2020 and 2019, intangible impairment expense was $8,353 and $28,038, respectively. During the nine-month periods ended December 31, 2020 and 2019, intangible impairment expense was $23,930 and $28,038, respectively.

NOTE 5 – INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

	As of March 31
	2020	2019
Patents	$3,822,542	$3,820,374
Trademarks	25,023	22,829
Total at cost	3,847,565	3,843,203
Accumulated Amortization	(3,788,954)	(3,253,386)
Total net	$58,611	$589,817

During fiscal years 2020 and 2019, amortization expense was $543,320 and $638,579, respectively. The Company performed intangible impairment analyses throughout the year ended March 31, 2020 and concluded that approximately $31,000 (2019: $104,000) in patents needed to be impaired. We conducted these analyses pursuant to ASC 350 and ASC 360.